Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 786,000.00
Previously Paid Amount	0.00
Total Fee Amount	120.34
Total Offset Amount	0.00
Net Fee	120.34
Narrative - Max Aggregate Offering Price	$ 786,000.00
Final Prospectus	true